Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2019
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	01/01/2018		translation		Additions (*)		Disposals transfers		12/31/2018

Concessions (Regulated Activity)	Ps.	49,423,536	Ps.	(468,600)	Ps.	105,512	Ps.	900,805	Ps.	49,961,253
Contracts assets		636,527				935,774		(900,805)		671,496
Licenses and ODC		224,442				25,229				249,671
Commercial Right’s (Unregulated Activity)		6,194,771		336,860						6,531,631
Goodwill		2,577,458		(10,093)						2,567,365
Accumulated amortization		(8,703,731)		25,080		(1,716,443)				(10,395,094)
	Ps.	50,353,003	Ps.	(116,753)	Ps.	(649,928)		—	Ps.	49,586,322

			Foreign currency
	01/01/2019		translation		Additions (**)		Disposals transfers		12/31/2019

Concessions (Regulated Activity)	Ps.	49,961,253	Ps.	(961,446)	Ps.	591,315	Ps.	995,514	Ps.	50,586,636
Contracts assets		671,496				1,236,196		(929,632)		978,060
Contractor advance						762,578		(65,882)		696,696
Licenses and ODC		249,671				30,126				279,797
Commercial Right’s (Unregulated Activity)		6,531,631		(381,902)						6,149,729
Goodwill		2,567,365								2,567,365
Accumulated amortization		(10,395,094)		33,462		(1,770,613)				(12,132,245)
	Ps.	49,586,322	Ps.	(1,309,886)	Ps.	849,602		—	Ps.	49,126,038

(*)       The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.

(**)     The most significant additions made in 2019 are a) beginning of the first stage of extension of the Mérida Airport terminal; expansion of runways and taxiways in Huatulco Airport; land for the expansion works of terminal four of the Cancún Airport, and b) last stage of the construction of the building of the cargo terminal of the Rionegro Airport and completion of the construction of the  modules connecting the terminal building with the parking lot at Rionegro Airport.

The expense for amortization of concessions in the amount of Ps.1,130,481, Ps.1,694,252 and Ps.1,750,239 in 2017, 2018 and 2019 has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Ps.98,780 Ps.179,199 and Ps.172,020 for 2017,2018 and 2019 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps.100,479 and Ps.96,455 for 2018 and 2019.

The amortization expense of the Mexican concession by Ps.571,788 in 2017, Ps.656,428 in 2018 and Ps.664,267 in 2019 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.405,090 for the 7 months period in 2017, Ps.406,261 in 2018 and Ps.433,328 in 2019 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.54,823 for the 2 months period in 2017, Ps.351,885 in 2018 and Ps.384,169 in 2019 has been charged to the cost of aeronautical and non-aeronautical services.

The expense for amortizing licenses and ODC by Ps.12,730 in 2017, Ps.22,191 in 2018 and Ps.20,374 in 2019 has been charged to administrative expenses.

8.1) Impairment testing of goodwill

The Administration reviews the performance of the business based on a segmentation of its subsidiaries based on its geography. Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned. The following is a summary of the allocation of goodwill for each operating segment:

	December 31,
	2018 and 2019
Aerostar	Ps.	1,057,651
Airplan		1,509,714

	Ps.	2,567,365

Significant estimate - Impairment:

As a result of the passage of Hurricane Maria on the island of Puerto Rico on September 20, 2017, which affected the infrastructure of the LMM Airport as well as causing severe damage to the rest of the island that impacted the expected future flows of Aerostar, the Company recognized an impairment of Ps.4,719,096 in cost of aeronautical and non-aeronautical services within operating costs and expenses. As a result of the above, the Administration also carried out impairment tests on the intangible asset of the concession, without determining a deterioration to be recognized. Remaining a net effect, as shown below:

Goodwill (Note 1.1)	Ps.	5,606,265
Impairment (Note 4)		(4,719,096)
	Ps.	887,169

Methodology:

Aerostar and Airplan.- The Company's management performed the calculation based on the fair value less costs to sell and the value in use, in accordance with the methodologies established in IAS 36. The carrying amount of the cash generating unit was compared to its recoverable amount. The recoverable amount is determined as the higher of the fair value of the cash generating unit and its value in use. In this case, the Company’s management chose the value in use of the cash generating unit which was determined using discounted cash flows. For the determination of value in use, projections of cash flows approved by the Administration are used, covering a period of 33 years in the case of Aerostar and 12 years in the case of Airplan, which are the remaining years of the airport concessions.

For each CGU with a significant amount of goodwill, the key assumptions are the following:

	2018		2019
	Airplan	Aerostar	Airplan	Aerostar

Discount rate for the value in use method	10.46%	10.93%	9.66%	9.60%
Annual average of revenue, operating costs and expense growth rate	3.10%	4.14%	5.25%	4.45%
Output passenger growth rate	4.50%	2.50%	6.70%	2.50%
Level of the fair value hierarchy of value recoverable from the CGU	3	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

Assumptions	Approach used to determine the values

Discount rate	It reflects the specific risks related to the market rates of the industry and the countries in which they operate.

Annual average of revenue, operating costs and expense growth rate	Weighted average growth rate during the period of the concessions, historical trends of national and international passengers are based.

Passenger departures growth	Weighted average rate of growth in departing passengers rates during the period of the concessions which is linked to the operational and financial growths.

CGU Aerostar:

2018:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, management’s estimate would have to recognize additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize an additional impairment of Ps.617,025, and in the case of the decrease in the rate (9.93% instead of 10.93%) the excess of cash flows against the carrying value would be increased by Ps.2,350,705.

2019:

If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.60)%, management's estimate would have had the following effects: an excess of cash flows against the carrying amount of Ps.3,937,096 and Ps.9,876,930.

CGU Airplan:

2018:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.46% instead of 10.46%), the Company would have to recognize and additional impairment of Ps.118.552, and in the case of the decrease in the rate (9.46% instead of 10.46%) the excess of cash flows against the carrying value would be increased by Ps.371,769.

2019:

If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66%), management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a)

The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. See Note 16.

b)

The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT.

c)

The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. See Note 4.

d)	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
e)	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
f)

The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.

g)	Revenues resulting from the concession are regulated and subject to a review process. See Note 19.1.3.
h)	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the Authority or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities granted Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD 2.5 million per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract 8000011-0K is the granting by the Special Administrative Unit of Civil Aeronautics of Colombia in favor of Airplan of a concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas and Los Garzones, and the granting by Enrique Olaya Herrera Airport - AIH in favor of the concessionaire of the concession for the administration, commercial operation, adaptation, modernization and maintenance of Enrique Olaya Herrera Airport. The term of execution of the contract extends from the date of signing of the act of commencement of execution and until the date on which one of any of the following events occurs:

•The regulated revenues generated are equal to the expected regulated revenues, provided that the concession agreement has been in force for at least 24 years.

•The concession agreement has been in force for at least 40 years, regardless of whether the regulated revenues generated are equal to the expected revenues.

•If the regulated revenues generated by the Colombian airports are equal to the expected revenues before the end of the 24-year period, the concession agreement will remain in effect until the end of such period.

It must be taken into account, for purposes of the regulated revenue expected as defined in the concession contract, that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan. The concessionaire will obtain all of its remuneration for the concession from the assignment of the regulated revenues and the unregulated revenues that the grantors make in their favor.

The concessionaire is obliged, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible asset is subject to the percentage of execution of the revenues with respect to the total expected income in the Company's financial model.

Fiduciaria Bancolombia Contract:

In accordance with the requirements of the concession agreement, on June 25, 2008, Airplan constituted a trust and entered into a trust agreement with Fiduciaria Bancolombia making that institution the trustee.  The trust was constituted to administer the concession’s resources and to oversee the payment of the concession’s obligations by the concessionaire.  Airplan transfers all of the gross income it receives and all of the debt and capital resources it obtains from the administration of the concession to the trust.

The trustee maintains, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the concessionaire itself, making the appropriate charges to the trust’s accounts. The foregoing is without prejudice to the assignment of regulated revenues and non-regulated revenues to the concessionaire and not the trust.  The debt and capital resources obtained by the concessionaire are recorded in the concessionaire’s own accounts and only kept for record purposes in the trust because the trust is constituted for purposes of administering such resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term is the maximum term authorized by the Colombian Commercial Code.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.